Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

2.1. Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board. The consolidated financial statements were authorized for issuance by the Board of Directors on April 29, 2019.

2.2. Basis of Presentation

The consolidated financial statements have been prepared under the historical-cost basis, unless otherwise indicated. The presentation of the consolidated financial statements in conformity with IFRS requires the use of certain accounting estimates, and also requires the Company´s Management to exercise its judgment in the process of applying the Company’s accounting policies. Note 2.5 to these consolidated financial statements shows the areas in which a greater level of judgment and estimates have been applied.

Intercompany balances and transactions, including income and expenses and any unrealized income and expenses and the balance of receivables and payables arising from intercompany transactions, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The functional currency of the Company is US$ and the reporting currency is Brazilian Real (“R$”) as this currency better reflects the underlying operations of the consolidated entities. The Company’s subsidiaries with operations in Brazil and Argentina use their respective currencies as their functional currencies.

Due to the significant inflation in Argentina over the past few years, the three-year cumulative inflation rate in Argentina has exceeded 100% based on data from the national wholesale price index and various available inflation indices in May 2018. As such, Argentina was considered as hyperinflationary economy effective July 1, 2018 and, in these annual financial statements, beginning January 1, 2018 the Company is required to apply inflation accounting. Thus, its statement of financial position and statement of profit or loss are adjusted for the changes in the general purchasing power of the local currency, using official indices at the reporting date, before translation into Brazilian Real (“R$”) and, as a result, are stated in terms of the measuring unit current at the reporting date. The details of recognition of the effects of inflation in Argentina operations are disclosed in note 3.

The comparative information for the years ended December 31, 2016 and 2017 were restated for the purposes of applying IFRS 5 “Non-current assets held for sale and discontinued operations” after approval by the Board of Directors of the sale of its operation in Mexico on August 6, 2018 as presented in note 3.

Translations of balances in the consolidated statement of financial positions, consolidated statement of profit or loss, consolidated statement of comprehensive income (loss) and consolidated statement of cash flows from R$ into US$ are solely for the convenience of the readers and have been calculated at the rate of US$1.00 = R$ 3.8748, representing the exchange rate set forth by the Banco Central do Brasil (Central Bank of Brazil) on December 31, 2018. No representation is made that the R$ amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate. All values have been rounded to the nearest thousands of R$ and US$, except where noted.

2.3. Principles of Consolidation

The consolidated financial statements include the accounts of all entities in which NSC has a controlling financial interest.

i. Consolidated subsidiaries

Consolidated subsidiaries are entities controlled by the Parent. The Parent controls an entity when it is exposed, or has the right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of consolidated subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

The consolidated subsidiaries are listed as follows:

		Percentage Ownership and Voting Interest
Company	Country of Incorporation	December 31, 2017	December 31, 2018
Netshoes Holding, LLC	United States of America	100.00%	100.00%
NS2 Com Internet S.A.	Brazil	100.00%	100.00%
NS3 Internet S.A.	Argentina	98.17%	98.22%
NS4 Com Internet S.A.	Mexico	100.00%	0.00%
NS4 Servicios de México S.A. C.V.	Mexico	100.00%	0.00%
NS5 Participações Ltda.	Brazil	99.99%	99.99%
NS6 Serviços Esportivos Ltda.	Brazil	100.00%	100.00%

ii. Non-controlling interests

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity. The interest of non-controlling shareholders may be initially measured either at fair value or at the non-controlling interest’s proportionate share of the fair value of the identifiable net assets of the relevant entity. The choice of measurement basis is made on an individual basis. Subsequent to the acquisition of a non-controlling interest, the carrying amount of non-controlling interest is the amount of relevant interests at initial recognition plus the non-controlling interest share of subsequent changes in equity. Total comprehensive income (loss) is attributed to non-controlling interests even if it results in the non-controlling interest having a deficit balance.

Changes in the Parent’s interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions.

2.4. Foreign Currency Translation and Transactions

i. Foreign Currency Translation

The financial statements of foreign entities that use a functional currency different from the reporting currency are translated into Brazilian Real as described below:

•	Assets and liabilities are translated into Brazilian Real at the closing rate, corresponding to the spot exchange rate at the reporting date; and

•	Income statement and cash flow items are translated into Brazilian Real using the average rate of the period unless significant variances occur.

The resulting exchange differences are recognized directly in other comprehensive income (loss). When a foreign operation is disposed of, the cumulative amount of the exchange differences in consolidated equity relating to that operation is recorded to the consolidated statements of profit or loss.

ii. Foreign Currency Operations

Foreign currency transactions are converted into the functional currency using the exchange rate at the transaction date. Monetary assets and liabilities denominated in foreign currencies are re-measured into functional currency using the exchange rate at the reporting date and the resulting exchange differences are recognized as financial income (expenses) in the consolidated statements of profit or loss. Non-monetary assets and liabilities denominated in foreign currencies are not re-measured at the reporting date.

2.5. Use of Judgments, Estimates and Assumptions

In preparing these consolidated financial statements in conformity with IFRS, management has made judgments, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amount of assets, liabilities, income and expenses. Actual results may differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Information about judgments, assumptions and estimates made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements are included in the following notes:

•	Note 3 – Hyperinflation: Determining inflation rate;

•	Note 6 – Revenue: Estimating the sales returns;

•	Note 10 – Trade Accounts Receivable: Estimated losses on doubtful accounts;

•	Note 11 – Inventories: Provision for inventory losses;

•

Note 13, 14 and 25 – Property and Equipment and Intangible Assets: Useful lives of property and equipment and intangible, software development costs related to intangible assets and impairment of long-lived assets;

•	Note 19 – Credit risk of Other non-current assets: Uncertainty of possible outcomes

•

Note 20 – Income Taxes: Recognition of deferred income tax assets and availability of future taxable profit against which tax losses carried forward can be used. The determination of tax positions that are probable of being sustained also involves significant judgment;

•	Note 22 – Share-based payments: Valuation and classification of awards; and

•	Note 24 – Contingencies: Key assumptions about the likelihood and magnitude of an outflow of resources.

2.6. Changes in accounting policies

The Company applied as of January 1, 2018, IFRS 15 (Revenue from Contracts with Customers) and IFRS 9 (Financial Instruments). The nature and effect of these changes are described below.

i. IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Programmes, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfers of Assets from Customers, and SIC-31 Revenue-Barter Transactions Involving Advertising Services and it applies to all revenue arising from contracts with customers, unless those contracts are in the scope of other standards. The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The standard requires entities to exercise judgment, taking into consideration all the relevant facts and circumstances when applying each step of the model to contracts with their customers.

The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract.

The Company adopted IFRS 15 using the cumulative effect method of adoption. Accordingly, the effect of adoption has been recorded as an adjustment to equity.

The details of new significant accounting policies and the nature and effect of the changes to previous accounting policies are set out below.

a. Revenue from product sales

The Company’s contracts with customers for products sales generally includes a performance obligation. The Company has concluded that revenue from products sales should be recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the goods. Therefore, the adoption of IFRS 15 did not have any impact on the timing of revenue recognition, as sales were already recognized upon delivery of the goods to customers. However, the amount of revenue to be recognized was affected by the variable consideration, as stated below.

Variable consideration

Some contracts for product sales provide customers with a right of return. Prior to the adoption of IFRS 15, the Company recognized revenue from the sale of goods measured at the fair value of the consideration received or receivable, net of returns. If revenue could not be reliably measured, the Company deferred revenue recognition until the uncertainty was resolved.

Under IFRS 15, rights of return give rise to variable consideration. The variable consideration is estimated at contract inception and constrained until the associated uncertainty is subsequently resolved. The application of the constraint on variable consideration increases the amount of revenue that will be deferred.

Rights of return

For contracts that permit the customer to return an item, under IFRS 15 revenue is recognized to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on historical data.

The effect of adoption in January 1, 2018 resulted in the recognition of right of return assets (increase in inventories) of R$1,592 and refund liabilities (increase in other liabilities) of R$2,745. The net effect of R$1,153 was recorded in Accumulated losses. The effect of adoption on Revenues for the year ended December 31, 2018 is a decrease of R$1,058 (USD 273).

b. Freight-related services

The Company’s contracts with customers for freight-related services is recognized once the service is rendered. The shipping fees are linked to the revenue from products sales. Therefore, the adoption of IFRS 15 did not have any impact on the timing of revenue recognition, as services were already recognized upon delivery of the goods to customers. However, the amount of revenue to be recognized was affected by the variable consideration, as stated in topic (a).

c. Marketplace platform

The Company’s contracts with customers for Marketplace platform generates revenue in the form of a commission, when the third-party vendors sell the products on the Company’s platform. The Company recognizes revenue from the marketplace platform on a net basis because the Company acts as an agent and does not have primary responsibility for fulfilling the orders, bear inventory risk or have discretion in establishing prices. Therefore, the adoption of IFRS 15 did not have any impact in the Company’s accounting policies, once the Company already recognized these revenues as an agent.

d. NCard

The Company generates commission revenue from the customers’ activation of NCards (a co-branded credit card). The revenue is recognized when the NCards are activated by the customers. Therefore, the adoption of IFRS 15 did not have any impact in the Company’s accounting policies, once the Company already recognized these revenues when the customers activate the NCards.

e. Presentation and disclosure requirements

As required for the consolidated financial statements, the Company disaggregated revenue recognized from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The Company also disclosed information about the relationship between the disclosure of disaggregated revenue and revenue information disclosed for each reportable segment. Refer to notes 4 and 6 for the disclosure on disaggregated revenue.

ii. IFRS 9 Financial Instruments

IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement.

The Company has applied IFRS 9 with the initial adoption date of January 1, 2018 and has taken an exemption not to restate comparative information for prior periods with respect to classification and measurement (including impairment) requirements. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 were recognized in Accumulated losses as at January 1, 2018. Accordingly, the information presented for 2017 does not generally reflect the requirements of IFRS 9 but rather those of IAS 39.

The details of new significant accounting policies and the nature and effect of the changes to previous accounting policies are set out below.

a. Classification and measurement of financial assets and liabilities

IFRS 9 contains a new classification and measurement approach for financial assets that reflects the business model in which assets are managed and their cash flow characteristics.

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). The standard eliminates the existing IAS 39 categories of held to maturity, loans and receivables and available for sale.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification of financial liabilities. Therefore, the adoption of IFRS 9 has not had a significant effect on the Company’s accounting policies related to classification and measurement of financial liabilities.

The following table compares the measurement and classification under IAS 39 and IFRS 9 for each class of financial assets.

Financial instrument	Classification under IAS 39	Classification under IFRS 9
Cash and cash equivalents	Loans and receivables	Amortized cost
Restricted cash, current and non-current portion	Loans and receivables	Amortized cost
Trade accounts receivables	Loans and receivables	Amortized cost
Due from related parties	Loans and receivables	Amortized cost
Judicial deposits	Loans and receivables	Amortized cost
Other assets, current and non-current portion	Loans and receivables	Amortized cost

The effect of adopting IFRS 9 on the carrying amounts of financial assets at January 1, 2018 relates solely to the new impairment requirements.

b. Impairment

IFRS 9 replaces the “incurred loss” model in IAS 39 with a forward-looking “expected credit loss” (ECL) model. This new model requires the Company to record expected credit losses on trade accounts receivables on lifetime basis.

The Company has assessed the application of IFRS 9 impairment model requirements and its assessment did not have a material impact on its opening balance at January 1, 2018 (except for trade receivables, described below).

Trade accounts receivables

The estimated ECLs were calculated based on actual credit loss experience over the past two years, with ECL rates calculated separately for B2C (business to consumer) and B2B (business to business) trade accounts receivable. The Company already considered the exposure to credit risk over the impairment recognized under IAS 39.

Factors considered were:

•	Significant financial difficulty of the customer;

•	Payment default;

•	Exposure to expected losses;

•	High probability of customer bankruptcy;

•	Breach of contract, such as default or delinquency in interest or principal; and

•	Adverse change in a factor (for example, unemployment rates, external credit ratings).

Exposures within each group are based on credit risk characteristics and aging status.

The application of IFRS 9’s impairment requirements at January 1, 2018 resulted in an additional allowance for doubtful accounts as follows.

	As at January 1, 2018
	Allowance for doubtful accounts (as previously disclosed)		Restated allowance for expected losses
Not past due	R$	(8,199)	R$	(11,222)
Past due 1-30 days		(2,134)		(2,134)
Past due 31-90 days		(3,686)		(3,686)
Past due 91-120 days		(1,845)		(1,845)
Past due 120-180 days		(3,108)		(3,108)
Past due over 180 days		(1,899)		(1,899)

Total	R$	(20,871)	R$	(23,894)

Note 10 includes a table to summarize the effect of adoption of IFRS 9 on new allowance for doubtful accounts.

c. Hedge accounting

The Company´s assessment did not indicate any impact of the application of IFRS 9 for hedge accounting, because no hedge transactions existed as of December 31, 2017 and no hedge transactions were entered into in the year ended December 31, 2018.

2.7. New Accounting Pronouncements not yet effective

i. IFRS 16 Leases

IFRS 16, Leases replaces IAS 17, Leases and related interpretations. The core principle is that a lessee recognizes assets and liabilities for all leases with a lease term of more than 12 months. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Assets and liabilities arising from a lease are initially measured on a present value basis. The measurement includes non-cancellable lease payments (including inflation-linked payments), and also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease, or not to exercise an option to terminate the lease. The new standard is intended to provide a faithful representation of leasing transactions, in particular those that do not currently require the lessees to recognize an asset and liability arising from an operating lease. IFRS 16 is effective for annual periods beginning on January 1, 2019.

The actual impacts of adopting the standard on January 1, 2019 may change because:

•	the Company has not finalized the testing and assessment over its controls; and

•	the new accounting policies are subject to change until the Company presents its first consolidated financial statements that include the date of initial application.

The Company will recognize new assets and liabilities for its operating leases of distribution centers and administrative headquarters. The nature of expenses related to those leases will change because the Company will recognize a depreciation charge for right-of-use assets and interest expense on lease liabilities.

Previously, the Company recognized operating lease expense on a straight-line basis over the term of the lease, and recognized assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognized. In addition, the Company will no longer recognize provisions for operating leases that it assesses to be onerous. Instead, the Company will include the payments due under the lease in its lease liability. No significant impact is expected for the Company’s finance leases.

The Company decides to adopt the modified retrospective application as of January 01, 2019, with the following expedients:

•	apply the new definition of a lease to all of their contracts;

•	exemptions for short term leases and/or with low values;

•	no restatement of its prior-period financial information;

•	calculate lease assets and lease liabilities as at the beginning of the current period using:

•	the lease liability at the date of initial application as the present value of the remaining lease payments;

•	the right of use assets at an amount equal to the lease liability; and

•	apply a single discount rate to the portfolio of leases with similar characteristics using market rates which reasonable approximates the Company risks.

Based on the information currently available, the Company estimates that it will recognize amounts between:

January 1st, 2019
BRL
Increase/(Decrease)
Right of use - non-current assets	R$	80,000 - 90,000
Recoverable taxes - current and non-current assets		10,000 - 12,000
Lease liability - current liabilities		15,000 - 20,000
Lease liability - non-current liabilities		75,000 - 82,000

The Company has operating leases on a number of buildings where its distribution centers and administrative headquarters are located with third parties in arm’s length conditions. The agreements mature on different date and are usually indexed to the General Market Price Index (IGP-M).The future minimum payments of non-cancellable operating leases are presented below:

	BRL		USD
Up to one year	R$	28,163	US$	7,268
One to five years		72,225		18,640
More than five years		32,031		8,267

Total	R$	132,419	US$	34,175

During the years ended December 31, 2016, 2017 and 2018, the Company recorded total operating lease expenses of R$26,813, R$27,463 and R$28,105 (US$7,253), respectively.

ii. IFRIC 23 - Uncertainty over Income Tax Treatments

IFRIC 23 clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. In such a circumstance, the Company shall recognize and measure its current or deferred tax asset or liability applying the requirements in IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates determined applying this interpretation. The interpretation is effective from January 1, 2019.

The Company is evaluating the possible effects from the adoption of the interpretation, and until the present moment no relevant impact has been identified.

iii. Other Clarifications, amendments and interpretations

Several other amendments and interpretations apply for the first time in 2018 and 2019, but do not have a significant impact on the consolidated financial statements of the Company.